Property, plant and equipment - Summary of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	$ 104,719
Ending balance, property, plant and equipment	100,238	$ 104,719
Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,086
Ending balance, property, plant and equipment	3,184	3,086
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,682
Ending balance, property, plant and equipment	2,260	1,682
Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	61,957
Ending balance, property, plant and equipment	56,254	61,957
Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	22,629
Ending balance, property, plant and equipment	23,233	22,629
Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	610
Ending balance, property, plant and equipment	609	610
Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,129
Ending balance, property, plant and equipment	3,343	3,129
Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	11,626
Ending balance, property, plant and equipment	11,355	11,626
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	13,390
Ending balance, property, plant and equipment	10,722	13,390
Property plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	94,275
Ending balance, property, plant and equipment	89,055	94,275
Property plant and equipment not subject to operating leases | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	255,118	243,520
Exchange adjustments	(1,815)	783
Additions	12,836	12,782
Acquisitions	1,650	1,353
Transfers from intangible assets	391	171
Reclassified as assets held for sale	4,024	88
Deletions and disposals	(8,475)	(3,403)
Ending balance, property, plant and equipment	255,681	255,118
Property plant and equipment not subject to operating leases | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(160,843)	(145,459)
Exchange adjustments	1,018	(443)
Charge for the year	13,259	12,939
Impairment losses	3,840	5,293
Impairment reversals	(427)	(27)
Reclassified as assets held for sale	(2,546)	(79)
Deletions and disposals	7,325	3,185
Ending balance, property, plant and equipment	(166,626)	(160,843)
Property plant and equipment not subject to operating leases | Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,086
Ending balance, property, plant and equipment	3,184	3,086
Property plant and equipment not subject to operating leases | Land and land improvements | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,924	3,513
Exchange adjustments	(213)	112
Additions	352	134
Acquisitions	60	206
Transfers from intangible assets	0	0
Reclassified as assets held for sale	25	7
Deletions and disposals	(38)	(34)
Ending balance, property, plant and equipment	4,060	3,924
Property plant and equipment not subject to operating leases | Land and land improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(838)	(700)
Exchange adjustments	52	(14)
Charge for the year	58	45
Impairment losses	70	108
Impairment reversals	0	0
Reclassified as assets held for sale	(6)	(1)
Deletions and disposals	32	28
Ending balance, property, plant and equipment	(876)	(838)
Property plant and equipment not subject to operating leases | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	439
Ending balance, property, plant and equipment	647	439
Property plant and equipment not subject to operating leases | Buildings | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	992	950
Exchange adjustments	(35)	2
Additions	222	48
Acquisitions	148	0
Transfers from intangible assets	0	0
Reclassified as assets held for sale	41	0
Deletions and disposals	(119)	(8)
Ending balance, property, plant and equipment	1,167	992
Property plant and equipment not subject to operating leases | Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(553)	(501)
Exchange adjustments	9	(3)
Charge for the year	43	30
Impairment losses	0	22
Impairment reversals	0	0
Reclassified as assets held for sale	(4)	0
Deletions and disposals	63	3
Ending balance, property, plant and equipment	(520)	(553)
Property plant and equipment not subject to operating leases | Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	61,904
Ending balance, property, plant and equipment	56,213	61,904
Property plant and equipment not subject to operating leases | Oil and gas properties | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	185,346	179,028
Exchange adjustments	0	0
Additions	7,899	8,252
Acquisitions	0	0
Transfers from intangible assets	391	171
Reclassified as assets held for sale	3,210	0
Deletions and disposals	(6,122)	(2,105)
Ending balance, property, plant and equipment	184,304	185,346
Property plant and equipment not subject to operating leases | Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(123,442)	(111,434)
Exchange adjustments	0	0
Charge for the year	10,626	10,468
Impairment losses	2,418	3,628
Impairment reversals	(420)	(18)
Reclassified as assets held for sale	(2,168)	0
Deletions and disposals	5,807	2,070
Ending balance, property, plant and equipment	(128,091)	(123,442)
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	21,713
Ending balance, property, plant and equipment	21,802	21,713
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	47,384	44,662
Exchange adjustments	(864)	294
Additions	3,039	2,921
Acquisitions	1,235	27
Transfers from intangible assets	0	0
Reclassified as assets held for sale	747	3
Deletions and disposals	(1,316)	(517)
Ending balance, property, plant and equipment	48,731	47,384
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(25,671)	(22,903)
Exchange adjustments	536	(200)
Charge for the year	1,553	1,519
Impairment losses	1,260	1,467
Impairment reversals	(4)	0
Reclassified as assets held for sale	(367)	(2)
Deletions and disposals	648	416
Ending balance, property, plant and equipment	(26,929)	(25,671)
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	606
Ending balance, property, plant and equipment	599	606
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,290	2,202
Exchange adjustments	(43)	31
Additions	138	221
Acquisitions	57	12
Transfers from intangible assets	0	0
Reclassified as assets held for sale	1	3
Deletions and disposals	(126)	(173)
Ending balance, property, plant and equipment	2,315	2,290
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(1,684)	(1,671)
Exchange adjustments	24	(18)
Charge for the year	157	163
Impairment losses	1	0
Impairment reversals	0	0
Reclassified as assets held for sale	(1)	(1)
Deletions and disposals	101	167
Ending balance, property, plant and equipment	(1,716)	(1,684)
Property plant and equipment not subject to operating leases | Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	666
Ending balance, property, plant and equipment	754	666
Property plant and equipment not subject to operating leases | Transportation | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,958	3,076
Exchange adjustments	(23)	2
Additions	144	80
Acquisitions	80	48
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	1
Deletions and disposals	(472)	(247)
Ending balance, property, plant and equipment	2,687	2,958
Property plant and equipment not subject to operating leases | Transportation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(2,292)	(2,431)
Exchange adjustments	9	(2)
Charge for the year	91	85
Impairment losses	9	10
Impairment reversals	(3)	(9)
Reclassified as assets held for sale	0	(1)
Deletions and disposals	447	226
Ending balance, property, plant and equipment	(1,933)	(2,292)
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	5,861
Ending balance, property, plant and equipment	5,856	5,861
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	12,224	10,089
Exchange adjustments	(637)	342
Additions	1,042	1,126
Acquisitions	70	1,060
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	74
Deletions and disposals	(282)	(319)
Ending balance, property, plant and equipment	12,417	12,224
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(6,363)	(5,819)
Exchange adjustments	388	(206)
Charge for the year	731	629
Impairment losses	82	58
Impairment reversals	0	0
Reclassified as assets held for sale	0	(74)
Deletions and disposals	227	275
Ending balance, property, plant and equipment	(6,561)	(6,363)
Property, plant and equipment subject to operating leases [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	10,444
Ending balance, property, plant and equipment	11,183	10,444
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	2,878	2,613
Property, plant and equipment subject to operating leases [member] | Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	0
Ending balance, property, plant and equipment	0	0
Property, plant and equipment subject to operating leases [member] | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,243
Ending balance, property, plant and equipment	1,613	1,243
Property, plant and equipment subject to operating leases [member] | Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	215	196
Property, plant and equipment subject to operating leases [member] | Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	53
Ending balance, property, plant and equipment	41	53
Property, plant and equipment subject to operating leases [member] | Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	30	16
Property, plant and equipment subject to operating leases [member] | Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	916
Ending balance, property, plant and equipment	1,431	916
Property, plant and equipment subject to operating leases [member] | Plant, Machinery & Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	640	558
Property, plant and equipment subject to operating leases [member] | Drilling rigs [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	661
Ending balance, property, plant and equipment	867	661
Property, plant and equipment subject to operating leases [member] | Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	4
Ending balance, property, plant and equipment	10	4
Property, plant and equipment subject to operating leases [member] | Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	3	5
Property, plant and equipment subject to operating leases [member] | Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,463
Ending balance, property, plant and equipment	2,589	2,463
Property, plant and equipment subject to operating leases [member] | Transportation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	1,109	1,055
Property, plant and equipment subject to operating leases [member] | Ships [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,337
Ending balance, property, plant and equipment	2,455	2,337
Property, plant and equipment subject to operating leases [member] | Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	5,765
Ending balance, property, plant and equipment	5,499	5,765
Property, plant and equipment subject to operating leases [member] | Oil depots, storage tanks and service stations | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	$ 882	$ 783